Shareholder Report	12 Months Ended	41 Months Ended	76 Months Ended	80 Months Ended	99 Months Ended	112 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000151917
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Global Managed Beta Fund
Class Name	Institutional Class
Trading Symbol	GGMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Global Managed Beta Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date						Apr. 30, 2015
AssetsNet	$ 4,279,340,979	$ 4,279,340,979	$ 4,279,340,979	$ 4,279,340,979	$ 4,279,340,979	$ 4,279,340,979
Holdings Count | Holding	1,210	1,210	1,210	1,210	1,210	1,210
Advisory Fees Paid, Amount	$ 7,616,756
InvestmentCompanyPortfolioTurnover	56.00%
Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased from the prior period as a result of an increase in average net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201707
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Class P
Trading Symbol	GSQPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date			Apr. 17, 2018
AssetsNet	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 14,467,400
InvestmentCompanyPortfolioTurnover	0.00%
Material Fund Change Strategies [Text Block]

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000169918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Factor Allocation Fund
Class Name	Institutional Class
Trading Symbol	SFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Factor Allocation Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date					May 31, 2016
AssetsNet	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628	$ 2,399,259,628
Holdings Count | Holding	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 14,467,400
InvestmentCompanyPortfolioTurnover	0.00%
Material Fund Change Strategies [Text Block]

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226253
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Class P
Trading Symbol	SVPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date		Mar. 29, 2021
AssetsNet	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507
Holdings Count | Holding	11	11	11	11	11	11
Advisory Fees Paid, Amount	$ 1,173,140
InvestmentCompanyPortfolioTurnover	0.00%
Material Fund Change Strategies [Text Block]

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000226252
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Volatility Premium Fund
Class Name	Institutional Class
Trading Symbol	SVPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Strategic Volatility Premium Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date		Mar. 29, 2021
AssetsNet	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507	$ 444,612,507
Holdings Count | Holding	11	11	11	11	11	11
Advisory Fees Paid, Amount	$ 1,173,140
InvestmentCompanyPortfolioTurnover	0.00%
Material Fund Change Strategies [Text Block]

Effective March 31, 2024, the Fund changed its principal investment strategy to invest in volatility index derivatives and in a wholly-owned subsidiary, through which the Fund seeks to gain exposure to volatility index derivatives and the commodities markets. As part of these changes, the Fund revised its principal investment risks and restated its fees and expenses to reflect these investments.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 29, 2024 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201713
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class P
Trading Symbol	GSLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date			Apr. 17, 2018
AssetsNet	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728
Holdings Count | Holding	227	227	227	227	227	227
Advisory Fees Paid, Amount	$ 31,599,045
InvestmentCompanyPortfolioTurnover	41.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196984
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Class R6
Trading Symbol	TTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Performance Inception Date				Dec. 29, 2017
AssetsNet	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728
Holdings Count | Holding	227	227	227	227	227	227
Advisory Fees Paid, Amount	$ 31,599,045
InvestmentCompanyPortfolioTurnover	41.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000144475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tactical Tilt Overlay Fund
Class Name	Institutional Class
Trading Symbol	TTIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Tactical Tilt Overlay Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
AssetsNet	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728	$ 4,701,415,728
Holdings Count | Holding	227	227	227	227	227	227
Advisory Fees Paid, Amount	$ 31,599,045
InvestmentCompanyPortfolioTurnover	41.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs